                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03129

Morgan Stanley Natural Resource Development Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
                  (Address of principal executive offices)            (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2005

Date of reporting period: August 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Natural Resource Development Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report

For the six-month period ended August 31, 2004

TOTAL RETURN FOR THE 6-MONTH PERIOD ENDED AUGUST 31, 2004

                                                             LIPPER NATURAL
                                                 S&P 500           RESOURCE
CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
   4.99%       4.59%       4.53%       5.07%       -2.74%              6.78%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The global equities markets generally slowed for the six months ended August 31, 2004, with the U.S. equities market experiencing increased volatility after performing strongly early in the period. Having been helped considerably in the previous six months by economic indicators that had pointed to a strong recovery and the maintenance of low interest rates by the Federal Reserve Open Market Committee, the market continued to perform well until April, when a particularly strong March employment figures report, rising oil prices and other price pressures led to concerns among investors that the Fed would soon move to raise interest rates. The federal funds rate was later raised by 25 basis points in June and again in August. This apprehension over interest rates, as well as uncertainties related to terrorism, geopolitical conflict and the U.S. presidential elections, served to weaken the market's performance for the period.

Relative to the broad market, energy and materials stocks performed well for the six months under review. The energy industry made especially strong gains during the period, as a result of the surge in oil and gas prices and improved margins for refining companies, which constituted one of the strongest energy subsectors over these six months. While showing good performance relative to the broad market, the major integrated companies had subpar performance relative to the majority of independent exploration and production operators.

PERFORMANCE ANALYSIS

Morgan Stanley Natural Resource Development Securities Inc. outperformed the S&P 500 Index but underperformed its peers as measured by the Lipper Natural Resource Funds Index for the six months ended August 31, 2004. Among the stronger-performing securities for the Fund were independent refining companies, which were helped in part by increasing demand in the face of limited refining capacity. These independent refiners benefited from having more leverage from their refining operations in comparison to what the majors can command, because the latter incorporate refining as an important but minor portion of their overall business model. As a result, the Fund's holdings in such independents as Valero Energy and Tesoro Petroleum provided significant gains during the period and were among the key drivers of its outperformance relative to the broad market.

Other positions were less beneficial, leading to the Fund's underperformance relative to its peers. An underweighted position in small and mid-cap independent energy producers constituted one key detractor, as these performed strongly over the period. To a lesser degree, a similarly underweighted position in small-cap service companies was also detrimental. Because oil service companies -- and smaller exploration and production companies in particular -- performed well for the period, the Fund suffered from not having a significant enough allocation to these subsectors. In addition, the Fund had an emphasis in the large-cap energy sector, which despite having strong performance relative to the broad market served as a drag on the Fund when major integrated companies such as ChevronTexaco and Exxon Mobil were outpaced by a majority of the independent companies.

TOP 10 HOLDINGS

Schlumberger Ltd.                                                      3.8%
ChevronTexaco Corp.                                                    3.7
Phelps Dodge Corp.                                                     3.7
Occidental Petroleum Corp.                                             3.6
Exxon Mobil Corp.                                                      3.5
Georgia-Pacific Corp.                                                  3.2
Total S.A.                                                             3.1
Smith International, Inc.                                              3.1
Halliburton Co.                                                        3.1
XTO Energy Inc.                                                        3.0

TOP FIVE INDUSTRIES

Oil & Gas Production                                                  19.6%
Integrated Oil                                                        18.7
Oilfield Services/Equipment                                           11.9
Contract Drilling                                                     10.0
Oil Refining/Marketing                                                 7.2

DATA AS OF AUGUST 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR THE TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

[SIDENOTE]

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF DOMESTIC AND FOREIGN COMPANIES ENGAGED IN THE NATURAL RESOURCES AND RELATED BUSINESSES. THESE COMPANIES MAY BE ENGAGED IN THE EXPLORATION, DEVELOPMENT, PRODUCTION OR DISTRIBUTION OF NATURAL RESOURCES, THE DEVELOPMENT OF ENERGY-EFFICIENT TECHNOLOGIES OR IN PROVIDING NATURAL-RESOURCE-RELATED SUPPLIES OR SERVICES. A COMPANY WILL BE CONSIDERED ENGAGED IN THE NATURAL RESOURCES AND RELATED BUSINESSES IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES FROM THOSE BUSINESSES OR IT DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THOSE BUSINESSES. THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., WILL SEEK TO IDENTIFY FAVORABLE INDUSTRIES WITHIN THE NATURAL RESOURCES AND RELATED BUSINESS AREAS AND WILL SEEK TO INVEST IN COMPANIES WITH ATTRACTIVE VALUATIONS OR BUSINESS PROSPECTS WITHIN THOSE INDUSTRIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800)869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED AUGUST 31 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800)869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS-PERIOD ENDED AUGUST 31, 2004

                           CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                          (SINCE 07/28/97)       (SINCE 03/30/81)       (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                               NREAX                  NREBX                  NRECX                  NREDX
1 YEAR                               26.62%(3)              25.67%(3)              25.65%(3)              26.89%(3)
                                     19.98(4)               20.67(4)               24.65(4)                  --

5 YEARS                               3.32(3)                2.46(3)                2.47(3)                3.50(3)
                                      2.21(4)                2.10(4)                2.47(4)                  --

10 YEARS                                --                   6.40(3)                  --                     --
                                        --                   6.40(4)                  --                     --

SINCE INCEPTION                       2.15(3)                6.30(3)                1.32(3)                2.35(3)
                                      1.38(4)                6.30(4)                1.32(4)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*      THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CDSC FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++     CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER NATURAL RESOURCE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER NATURAL RESOURCE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/04 - 08/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                       BEGINNING          ENDING           EXPENSES PAID
                                                     ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                     -------------     -------------      ---------------
                                                                                             03/01/04 -
                                                        03/01/04          08/31/04            08/31/04
                                                     -------------     -------------      ---------------
CLASS A
Actual (4.99% return)                                $    1,000.00     $    1,049.90      $          6.15
Hypothetical (5% return before expenses)             $    1,000.00     $    1,019.21      $          6.06

CLASS B
Actual (4.59% return)                                $    1,000.00     $    1,045.90      $         10.00
Hypothetical (5% return before expenses)             $    1,000.00     $    1,015.43      $          9.86

CLASS C
Actual (4.53% return)                                $    1,000.00     $    1,045.30      $         10.00
Hypothetical (5% return before expenses)             $    1,000.00     $    1,015.43      $          9.86

CLASS D
Actual (5.07% return)                                $    1,000.00     $    1,050.70      $          4.86
Hypothetical (5% return before expenses)             $    1,000.00     $    1,020.47      $          4.79

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.19%, 1.94%, 1.94% AND 0.94% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED)

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
                COMMON STOCKS (95.1%)

                BASIC ENERGY (53.3%)
                GAS DISTRIBUTOR (3.0%)
      35,000    Equitable Resources, Inc.                           $  1,835,050
      70,000    Questar Corp.                                          2,847,600
                                                                    ------------
                                                                       4,682,650
                                                                    ------------
                INTEGRATED OIL (18.7%)
      80,000    BP PLC (ADR)
                 (United Kingdom)                                      4,296,000
      60,000    ChevronTexaco Corp.                                    5,850,000
   8,000,000    China Petroleum & Chemical
                 Corp. (Class H) (China)                               3,128,045
      60,000    ConocoPhillips                                         4,465,800
     120,000    Exxon Mobil Corp.                                      5,532,000
      50,000    Repsol S.A. (ADR) (Spain)                              1,037,000
      50,000    Total S.A. (ADR) (France)                              4,899,500
                                                                    ------------
                                                                      29,208,345
                                                                    ------------
                OIL & GAS PIPELINES (4.8%)
      50,000    Kinder Morgan, Inc.                                    3,025,000
     375,000    Williams Companies,
                 Inc. (The)                                            4,458,750
                                                                    ------------
                                                                       7,483,750
                                                                    ------------
                OIL & GAS PRODUCTION (19.6%)
      65,000    Anadarko Petroleum Corp.                               3,849,300
      90,000    Apache Corp.                                           4,022,100
     175,000    Chesapeake Energy Corp.                                2,472,750
     110,000    Occidental Petroleum Corp.                             5,681,500
      50,000    Pioneer Natural Resources Co.                          1,672,500
      60,000    Southwestern Energy Co.*                               2,134,200
     120,000    Spinnaker Exploration Co.*                             4,096,800
      50,000    Ultra Petroleum Corp.*
                 (Canada)                                              2,077,500
     166,250    XTO Energy Inc.                                        4,661,650
                                                                    ------------
                                                                      30,668,300
                                                                    ------------
                OIL REFINING/MARKETING (7.2%)
     120,000    Marathon Oil Corp.                                     4,352,400
     185,000    Tesoro Petroleum Corp.*                                4,380,800
      40,000    Valero Energy Corp.                                    2,641,200
                                                                    ------------
                                                                      11,374,400
                                                                    ------------
                TOTAL BASIC ENERGY                                    83,417,445
                                                                    ------------
                ENERGY DEVELOPMENT &
                TECHNOLOGY (23.1%)
                CONTRACT DRILLING (10.0%)
     140,000    ENSCO International Inc.                            $  4,082,400
      50,000    GlobalSantaFe Corp.
                 (Cayman Islands)                                      1,394,000
     100,000    Nabors Industries, Ltd.*
                 (Bermuda)                                             4,410,000
     105,000    Pride International, Inc.*                             1,927,800
     160,000    Rowan Companies, Inc.*                                 3,891,200
                                                                    ------------
                                                                      15,705,400
                                                                    ------------
                ELECTRIC UTILITIES (1.2%)
   2,600,000    Huaneng Power International,
                 Inc. (Class H) (China)                                1,933,234
                                                                    ------------
                OILFIELD SERVICES/
                EQUIPMENT (11.9%)
      40,000    BJ Services Co.*                                       1,922,000
      60,000    Grant Prideco, Inc.*                                   1,096,200
     165,000    Halliburton Co.                                        4,813,050
      95,000    Schlumberger Ltd.
                 (Netherlands)                                         5,871,000
      85,000    Smith International, Inc.*                             4,843,300
                                                                    ------------
                                                                      18,545,550
                                                                    ------------
                TOTAL ENERGY DEVELOPMENT &
                TECHNOLOGY                                            36,184,184
                                                                    ------------
                METALS & BASIC
                MATERIALS (18.7%)
                ALUMINUM (2.3%)
     110,000    Alcoa, Inc.                                            3,561,800
                                                                    ------------
                CHEMICALS: MAJOR
                DIVERSIFIED (1.8%)
      65,000    Dow Chemical Co. (The)                                 2,782,650
                                                                    ------------
                COAL (2.0%)
      60,000    Peabody Energy Corp.                                   3,199,200
                                                                    ------------
                CONTAINERS/PACKAGING (1.1%)
     100,000    Smurfit-Stone
                 Container Corp.*                                      1,774,000
                                                                    ------------
                OTHER METALS/MINERALS (3.7%)
      70,000    Phelps Dodge Corp.                                     5,709,200
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
                PRECIOUS METALS (4.6%)
     190,000    Barrick Gold Corp.
                 (Canada)                                           $  3,800,000
      55,000    Compania de Minas
                 Buenaventura S.A.
                 (ADR) (Peru)                                          1,249,600
      55,000    Freeport-McMoRan
                 Copper & Gold, Inc.
                 (Class B)                                             2,069,650
                                                                    ------------
                                                                       7,119,250
                                                                    ------------
                PULP & PAPER (3.2%)
     145,000    Georgia-Pacific Corp.                                  4,927,100
                                                                    ------------
                TOTAL METALS & BASIC
                MATERIALS                                             29,073,200
                                                                    ------------
                TOTAL COMMON STOCKS
                 (COST $113,777,348)                                 148,674,829
                                                                    ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
                SHORT-TERM INVESTMENT (4.9%)
                REPURCHASE AGREEMENT
$      7,663    Joint repurchase agreement
                 account 1.57% due 09/01/04
                 (dated 08/31/04; proceeds
                 $7,663,334) (a)
                 (COST $7,663,000)                                     7,663,000
                                                                   -------------
TOTAL INVESTMENTS
 (COST $121,440,348) (b)                                  100.0%     156,337,829
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                0.0           28,436
                                                          -----    -------------
NET ASSETS                                                100.0%   $ 156,366,265
                                                          =====    =============

----------
   ADR  AMERICAN DEPOSITORY RECEIPT.
    *   NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $35,490,435 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $592,954, RESULTING IN NET UNREALIZED APPRECIATION OF $34,897,481.

SUMMARY OF INVESTMENTS

                                                                     PERCENT OF
SECTOR                                                 VALUE         NET ASSETS
--------------------------------------------------------------------------------
Basic Energy                                       $  83,417,445            53.3%
Energy Development &
 Technology                                           36,184,184            23.1
Metals & Basic Materials                              29,073,200            18.7
Short-Term Investment                                  7,663,000             4.9
                                                   -------------    ------------
                                                   $ 156,337,829           100.0%
                                                   =============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $121,440,348)                                                $   156,337,829
Receivable for:
 Dividends                                                                  275,557
 Capital stock sold                                                          81,952
Prepaid expenses and other assets                                            16,093
                                                                    ---------------
    TOTAL ASSETS                                                        156,711,431
                                                                    ---------------
LIABILITIES:
Payable for:
 Distribution fee                                                           104,761
 Investment management fee                                                   84,200
 Capital stock redeemed                                                      26,456
Accrued expenses and other payables                                         129,749
                                                                    ---------------
    TOTAL LIABILITIES                                                       345,166
                                                                    ---------------
    NET ASSETS                                                      $   156,366,265
                                                                    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $   128,961,460
Net unrealized appreciation                                              34,897,481
Accumulated net investment loss                                            (100,278)
Accumulated net realized loss                                            (7,392,398)
                                                                    ---------------
    NET ASSETS                                                      $   156,366,265
                                                                    ===============
CLASS A SHARES:
Net Assets                                                          $     3,167,749
Shares Outstanding (500,000,000
 SHARES AUTHORIZED, $.01 PAR VALUE)                                         200,657
    NET ASSET VALUE PER SHARE                                       $         15.79
                                                                    ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET
    ASSET VALUE)                                                    $         16.66
                                                                    ===============
CLASS B SHARES:
Net Assets                                                          $   116,310,104
Shares Outstanding (500,000,000
 SHARES AUTHORIZED, $.01 PAR VALUE)                                       7,740,865
    NET ASSET VALUE PER SHARE                                       $         15.03
                                                                    ===============
CLASS C SHARES:
Net Assets                                                          $     4,379,014
Shares Outstanding (500,000,000
 SHARES AUTHORIZED, $.01 PAR VALUE)                                         292,156
    NET ASSET VALUE PER SHARE                                       $         14.99
                                                                    ===============
CLASS D SHARES:
Net Assets                                                          $    32,509,398
Shares Outstanding (500,000,000
 SHARES AUTHORIZED, $.01 PAR VALUE)                                       2,037,956
    NET ASSET VALUE PER SHARE                                       $         15.95
                                                                    ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $19,178 foreign
 withholding tax)                                                   $     1,241,455
Interest                                                                     30,416
                                                                    ---------------
    TOTAL INCOME                                                          1,271,871
                                                                    ---------------
EXPENSES
Distribution fee (Class A shares)                                             3,283
Distribution fee (Class B shares)                                           576,286
Distribution fee (Class C shares)                                            19,869
Investment management fee                                                   474,978
Transfer agent fees and expenses                                            128,129
Shareholder reports and notices                                              34,944
Professional fees                                                            29,583
Registration fees                                                            25,056
Custodian fees                                                               11,274
Directors' fees and expenses                                                  2,365
Other                                                                         5,240
                                                                    ---------------
    TOTAL EXPENSES                                                        1,311,007
                                                                    ---------------
    NET INVESTMENT LOSS                                                     (39,136)
                                                                    ---------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN/LOSS ON:
Investments                                                               4,108,938
Foreign exchange transactions                                               (48,228)
                                                                    ---------------
  NET REALIZED GAIN                                                       4,060,710
                                                                    ---------------
Net change in unrealized appreciation                                     2,678,309
                                                                    ---------------
    NET GAIN                                                              6,739,019
                                                                    ---------------
NET INCREASE                                                        $     6,699,883
                                                                    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX         FOR THE YEAR
                                                          MONTHS ENDED            ENDED
                                                         AUGUST 31, 2004    FEBRUARY 29, 2004
                                                         ---------------    -----------------
                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                      $       (39,136)   $        (245,762)
Net realized gain                                              4,060,710           11,483,384
Net change in unrealized appreciation                          2,678,309           26,633,811
                                                         ---------------    -----------------

   NET INCREASE                                                6,699,883           37,871,433

Net increase (decrease) from capital stock transactions          197,401          (36,098,613)
                                                         ---------------    -----------------

   NET INCREASE                                                6,897,284            1,772,820

NET ASSETS:
Beginning of period                                          149,468,981          147,696,161
                                                         ---------------    -----------------
END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF
$100,278 AND $61,142, RESPECTIVELY)                      $   156,366,265    $     149,468,981
                                                         ===============    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Manager using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays an investment management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million and 0.50% to the portion of daily net assets exceeding $250 million.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the

Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $7,359,620 at August 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $76,775 and $824, respectively and received $11,657 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2004 aggregated $17,634,447 and $22,705,664, respectively.

For the six months ended August 31, 2004, the Fund incurred $11,444 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $13,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended August 31, 2004 included in Directors' fees and expenses in the Statement of Operations amounted to $3,703. At August 31, 2004, the Fund had an accrued pension liability of $61,874 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 29, 2004, the Fund had a net capital loss carryforward of $10,686,933 of which $2,709,450 will expire on February 28, 2006, $427,368 will expire on February 28, 2007 and $7,550,115 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 29, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the

Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

8. Capital Stock

Transactions in capital stock were as follows:

                                                           FOR THE SIX                       FOR THE YEAR
                                                          MONTHS ENDED                           ENDED
                                                         AUGUST 31, 2004                   FEBRUARY 29, 2004
                                                --------------------------------    --------------------------------
                                                             (UNAUDITED)
                                                    SHARES            AMOUNT            SHARES            AMOUNT
                                                --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                                    86,280    $    1,349,382           134,203    $    1,725,677
Redeemed                                               (36,545)         (561,846)          (84,399)       (1,031,382)
                                                --------------    --------------    --------------    --------------
Net increase -- Class A                                 49,735           787,536            49,804           694,295
                                                --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                                   768,778        11,250,292           806,925        10,146,495
Redeemed                                            (1,016,745)      (14,788,493)       (2,894,630)      (34,722,979)
                                                --------------    --------------    --------------    --------------
Net decrease -- Class B                               (247,967)       (3,538,201)       (2,087,705)      (24,576,484)
                                                --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                                    89,302         1,288,809           101,084         1,241,640
Redeemed                                               (38,942)         (563,892)         (101,951)       (1,227,149)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) -- Class C                      50,360           724,917              (867)           14,491
                                                --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                                   237,561         3,814,966           467,814         6,102,052
Redeemed                                              (104,675)       (1,591,817)       (1,380,010)      (18,332,967)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) -- Class D                     132,886         2,223,149          (912,196)      (12,230,915)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in Fund                        (14,986)   $      197,401        (2,950,964)   $  (36,098,613)
                                                ==============    ==============    ==============    ==============

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                           FOR THE SIX                        FOR THE YEAR ENDED FEBRUARY 28,
                                           MONTHS ENDED     -------------------------------------------------------------------
                                          AUGUST 31, 2004     2004**        2003          2002          2001            2000**
                                          ---------------   ---------    ---------     ---------     ---------        ---------
                                            (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period        $   15.04       $   11.48    $   13.83     $   15.34     $   12.94        $   10.15
                                            ---------       ---------    ---------     ---------     ---------        ---------
Income (loss) from investment operations:
  Net investment income++                        0.04            0.03         0.04          0.11          0.10             0.10
  Net realized and unrealized gain (loss)        0.71            3.53        (2.35)        (1.57)         2.40             2.69
                                            ---------       ---------    ---------     ---------     ---------        ---------
Total income (loss) from investment
 operations                                      0.75            3.56        (2.31)        (1.46)         2.50             2.79
                                            ---------       ---------    ---------     ---------     ---------        ---------
Less dividends and distributions from:
  Net investment income                             -               -        (0.00)*       (0.01)        (0.10)               -
  Net realized gain                                 -               -        (0.04)        (0.04)            -                -
                                            ---------       ---------    ---------     ---------     ---------        ---------
Total dividends and distributions                   -               -        (0.04)        (0.05)        (0.10)               -
                                            ---------       ---------    ---------     ---------     ---------        ---------

Net asset value, end of period              $   15.79       $   15.04    $   11.48     $   13.83     $   15.34        $   12.94
                                            =========       =========    =========     =========     =========        =========

Total Return+                                    4.99%(1)       31.01%      (16.59)%       (9.71)%       19.38%           27.49%
Ratios to Average Net Assets(3):
Expenses                                         1.19%(2)        1.22%        1.15%         0.88%         1.03%(4)         1.12%
Net investment income                            0.48%(2)        0.36%        0.29%         0.78%         0.69%(4)         0.75%
Supplemental Data:
Net assets, end of period, in thousands     $   3,168       $   2,270    $   1,160     $   1,337     $   1,656        $   1,233
Portfolio turnover rate                            12%            237%         178%           26%           23%              39%

----------
*    LESS THAN $0.01 PER SHARE.
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.05% AND 0.67%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                           FOR THE SIX                        FOR THE YEAR ENDED FEBRUARY 28,
                                           MONTHS ENDED     -------------------------------------------------------------------
                                          AUGUST 31, 2004     2004**        2003          2002          2001            2000**
                                          ---------------   ---------    ---------     ---------     ---------        ---------
                                            (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period        $   14.37       $   11.05    $   13.42     $   15.01     $   12.67        $   10.03
                                            ---------       ---------    ---------     ---------     ---------        ---------
Income (loss) from investment operations:
  Net investment loss++                         (0.02)          (0.05)       (0.06)        (0.03)        (0.02)            0.00
  Net realized and unrealized gain (loss)        0.68            3.37        (2.27)        (1.52)         2.36             2.64
                                            ---------       ---------    ---------     ---------     ---------        ---------
Total income (loss) from investment
 operations                                      0.66            3.32        (2.33)        (1.55)         2.34             2.64
                                            ---------       ---------    ---------     ---------     ---------        ---------
Less distributions from net realized
 gain                                               -               -        (0.04)        (0.04)            -                -
                                            ---------       ---------    ---------     ---------     ---------        ---------

Net asset value, end of period              $   15.03       $   14.37    $   11.05     $   13.42     $   15.01        $   12.67
                                            =========       =========    =========     =========     =========        =========

Total Return+                                    4.59%(1)       30.05%      (17.44)%      (10.35)%       18.47%           26.32%
Ratios to Average Net Assets (3):
Expenses                                         1.94%(2)        1.98%        1.91%         1.86%         1.83%(4)         1.89%
Net investment loss                             (0.27)%(2)      (0.40)%      (0.47)%       (0.20)%       (0.11)%(4)       (0.02)%
Supplemental Data:
Net assets, end of period, in thousands     $ 116,310       $ 114,812    $ 111,313     $ 163,156     $ 199,044        $ 189,180
Portfolio turnover rate                            12%            237%         178%           26%           23%              39%

----------
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                           FOR THE SIX                        FOR THE YEAR ENDED FEBRUARY 28,
                                           MONTHS ENDED     -------------------------------------------------------------------
                                          AUGUST 31, 2004     2004**        2003          2002          2001            2000**
                                          ---------------   ---------    ---------     ---------     ---------        ---------
                                            (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period        $   14.34       $   11.02    $   13.39     $   14.98     $   12.66        $   10.02
                                            ---------       ---------    ---------     ---------     ---------        ---------
Income (loss) from investment operations:
  Net investment income (loss)++                (0.02)          (0.05)       (0.06)        (0.03)        (0.01)            0.01
  Net realized and
   unrealized gain (loss)                        0.67            3.37        (2.27)        (1.52)         2.35             2.63
                                            ---------       ---------    ---------     ---------     ---------        ---------
Total income (loss) from investment
 operations                                      0.65            3.32        (2.33)        (1.55)         2.34             2.64
                                            ---------       ---------    ---------     ---------     ---------        ---------
Less dividends and distributions from:
  Net investment income                             -               -            -             -         (0.02)               -
  Net realized gain                                 -               -        (0.04)        (0.04)            -                -
                                            ---------       ---------    ---------     ---------     ---------        ---------
Total dividends and distributions                   -               -        (0.04)        (0.04)        (0.02)               -
                                            ---------       ---------    ---------     ---------     ---------        ---------

Net asset value, end of period              $   14.99       $   14.34    $   11.02     $   13.39     $   14.98        $   12.66
                                            =========       =========    =========     =========     =========        =========

Total Return+                                    4.53%(1)       30.13%      (17.48)%      (10.37)%       18.52%           26.35%
Ratios to Average Net Assets(3):
Expenses                                         1.94%(2)        1.98%        1.91%         1.85%         1.83%(4)         1.89%
Net investment loss                             (0.27)%(2)      (0.40)%      (0.47)%       (0.19)%       (0.11)%(4)       (0.02)%
Supplemental Data:
Net assets, end of period, in thousands     $   4,379       $   3,466    $   2,674     $   3,656     $   3,593        $   3,161
Portfolio turnover rate                            12%            237%         178%           26%           23%              39%

----------
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                           FOR THE SIX                        FOR THE YEAR ENDED FEBRUARY 28,
                                           MONTHS ENDED     -------------------------------------------------------------------
                                          AUGUST 31, 2004     2004**        2003          2002          2001            2000**
                                          ---------------   ---------    ---------     ---------     ---------        ---------
                                            (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period        $   15.18       $   11.55    $   13.90     $   15.44     $   13.01        $   10.19
                                            ---------       ---------    ---------     ---------     ---------        ---------
Income (loss) from investment operations:
  Net investment income++                        0.06            0.08         0.07          0.11          0.13             0.12
  Net realized and unrealized gain (loss)        0.71            3.55        (2.38)        (1.56)         2.42             2.70
                                            ---------       ---------    ---------     ---------     ---------        ---------
Total income (loss) from investment
 operations                                      0.77            3.63        (2.31)        (1.45)         2.55             2.82
                                            ---------       ---------    ---------     ---------     ---------        ---------
Less dividends and distributions from:
  Net investment income                             -               -        (0.00)*       (0.05)        (0.12)               -
  Net realized gain                                 -               -        (0.04)        (0.04)            -                -
                                            ---------       ---------    ---------     ---------     ---------        ---------
Total dividends and distributions                   -               -        (0.04)        (0.09)        (0.12)               -
                                            ---------       ---------    ---------     ---------     ---------        ---------

Net asset value, end of period              $   15.95       $   15.18    $   11.55     $   13.90     $   15.44        $   13.01
                                            =========       =========    =========     =========     =========        =========

Total Return+                                    5.07%(1)       31.43%      (16.67)%       (9.45)%       19.68%           27.67%
Ratios to Average Net Assets(3):
Expenses                                         0.94%(2)        0.98%        0.91%         0.86%         0.83%(4)         0.89%
Net investment income                            0.73%(2)        0.60%        0.53%         0.80%         0.89%(4)         0.98%
Supplemental Data:
Net assets, end of period, in thousands     $  32,509       $  28,920    $  32,548     $  51,657     $  46,835        $  32,356
Portfolio turnover rate                            12%            237%         178%           26%           23%              39%

----------
*    LESS THAN $0.01 PER SHARE.
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.85% AND 0.87%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                          MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES


                                                               SEMIANNUAL REPORT
                                                                 AUGUST 31, 2004

[MORGAN STANLEY LOGO]

37930RPT-RA04-00655P-Y08/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004